Taxes - Schedule of Components of Deferred Tax Assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Allowance for credit losses	$ 43,532	¥ 296,489	¥ 443,086
Deferred tax assets, net	$ 43,532	¥ 296,489	¥ 443,086